UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2013

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
Massachusetts (99.1%)
Beverly MA GO	5.250%	11/1/13 (14)	1,855	1,871
Boston MA GO	5.000%	2/1/24	2,345	2,671
Boston MA GO	5.000%	3/1/24	5,745	6,630
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,102
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,605
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	105	106
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/20	1,550	1,809
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/25	3,725	4,061
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,068
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	750	791
Braintree MA GO	5.000%	5/15/27	4,000	4,401
Cambridge MA GO	5.000%	1/1/23	850	973
Holyoke MA GO	5.000%	9/1/30	1,690	1,738
MA Health & Educational Facilities Authority
Revenue (Baystate Medical Center) VRDO	0.040%	9/3/13 LOC	7,200	7,200
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/23	4,000	4,625
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/22	5,500	6,339
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,464
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	14,500	15,333
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	5,000	5,082
Massachusetts Bay Transportation Authority
General Transportation Revenue	6.200%	3/1/16	3,760	3,995
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	87
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,101
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,295
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	1,325	1,525
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	2,500	2,989
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,292
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	494
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	3,850	4,106
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.260%	9/6/13	2,893	2,892

Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/28	3,000	3,162
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	3,300	3,446
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,566
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,137
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,203
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,631
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,500	1,594
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,117
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	6,360	6,490
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	3,000	3,038
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,338
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	3,955
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	5,723
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,395
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	5,000	5,000
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,152
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,283
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,064
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,002
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,300	3,313
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,144
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,255
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,482
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,399
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,214
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	578
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	680	717
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,033

Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	6,000	5,709
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,572
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	1,987
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,616
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	5,000	5,019
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	7,400	7,177
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	4,000	4,258
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.640%	3/30/17	5,000	4,993
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	612
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	560
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.040%	9/3/13 LOC	3,500	3,500
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,301
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	5,000	5,769
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	4,005	3,733
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,099
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	6,421
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	8,020	8,324
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	2,800	2,543
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,170	6,407
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/19	175	200
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	338
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	279
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	705	757
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,900	2,705
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,508
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,350

Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,784
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	5,849
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	5,775
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	3,000	2,968
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/41	8,000	7,754
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,063
3 Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,250	1,304
3 Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	3,705	3,563
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/33 (10)	1,500	1,458
3 Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	2,865
Massachusetts Development Finance Agency
Revenue (Smith College)	5.000%	7/1/35	1,000	1,015
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,613
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/37	2,700	2,573
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	2,846
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	2,726
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	2,500	2,807
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,173
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,750	2,809
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.500%	7/1/31	2,250	2,281
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,038
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.070%	9/6/13 LOC	3,300	3,300
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	4,940
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	6,000	6,193
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	4,000	4,103
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,000	1,919
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,329
Massachusetts GO	5.000%	11/1/14	3,275	3,455
Massachusetts GO	5.000%	9/1/15 (Prere.)	10,000	10,903

Massachusetts GO	5.500%	10/1/15	5,000	5,520
2 Massachusetts GO	0.420%	2/1/17	10,000	9,943
Massachusetts GO	5.000%	10/1/17	4,000	4,588
Massachusetts GO	5.500%	11/1/17	3,000	3,509
2 Massachusetts GO	0.490%	1/1/18	3,000	2,981
Massachusetts GO	5.500%	8/1/19	5,000	5,939
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,381
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,190
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,614
Massachusetts GO	5.000%	8/1/20	4,185	4,773
Massachusetts GO	5.000%	8/1/22	4,500	5,046
Massachusetts GO	5.250%	8/1/22	5,260	6,171
Massachusetts GO	5.250%	8/1/22	5,000	5,866
Massachusetts GO	5.250%	8/1/23	1,000	1,169
Massachusetts GO	5.500%	12/1/23 (2)	4,000	4,771
Massachusetts GO	5.250%	8/1/24 (4)	1,500	1,697
Massachusetts GO	5.250%	9/1/24 (4)	4,800	5,582
Massachusetts GO	5.000%	8/1/26	6,500	7,062
Massachusetts GO	5.000%	8/1/28	4,535	4,835
Massachusetts GO	5.500%	8/1/30 (2)	9,000	10,230
Massachusetts GO	4.000%	8/1/32	9,000	8,333
Massachusetts GO	5.000%	8/1/33	3,000	3,097
Massachusetts GO	5.000%	8/1/36	15,000	15,364
Massachusetts GO	5.000%	8/1/40	10,000	10,189
Massachusetts GO	4.000%	6/1/42	8,000	6,797
1 Massachusetts GO TOB VRDO	0.060%	9/3/13	5,900	5,900
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,814
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	3,000	2,950
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	2,002
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,015	3,019
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,346
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,170
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.050%	9/3/13 LOC	1,700	1,700
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	4,937
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,731
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,356
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	13,945	15,405
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	3,000	3,118
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.060%	9/3/13	3,975	3,975

Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,739
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,168
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/37	8,000	8,105
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/16	4,090	4,612
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.000%	7/1/23	5,960	6,985
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	5,000	5,616
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.060%	9/6/13	4,400	4,400
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.070%	9/3/13	2,100	2,100
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,425
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,767
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	988
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,012
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	5,000	5,211
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.070%	9/6/13	600	600
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,090	1,094
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,175	1,180
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	2,500	2,765
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	5,715
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	5,500	5,448
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.040%	9/3/13 LOC	16,635	16,635
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,625
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,101
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.040%	9/3/13	11,890	11,890
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.040%	9/3/13	4,100	4,100
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.050%	9/3/13	1,900	1,900

Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	385	402
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	1,500	1,481
Massachusetts Housing Finance Agency Single
Family Housing Revenue	5.125%	12/1/28	4,000	4,001
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	6,510	6,645
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	1,955	1,995
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,484
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	9,600	10,770
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,062
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,000	1,025
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	4,723
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	16,125	17,551
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	8,000	8,708
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	645	702
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,000	16,327
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	10,885
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	10,799
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	7,752
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	10,000	10,584
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	8,413
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	200	208
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	10,540	10,917
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/35	2,000	2,055
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	12,000	12,615
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	2,860	2,884
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	9,400	9,563
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	13,000	14,389
Massachusetts Special Obligation Revenue	5.000%	12/15/13 (4)	1,895	1,922
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,851
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,484
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	3,104
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	7,000	3,601

Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	587
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	1,180	1,382
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/22	3,500	4,145
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,656
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	2,005	2,252
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,776
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,230	2,344
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,075
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	8,000	8,350
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	14,447
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,400
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,000	2,066
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36 (2)	2,995	3,095
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,032
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	4,000	4,122
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	7,990	8,062
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	3,450	3,534
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	10,467
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,021
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	11,795	12,060
Newton MA School District GO	4.500%	6/15/34	3,000	3,022
University of Massachusetts Building Authority
Revenue	6.875%	5/1/14 (ETM)	355	363
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19	2,000	2,318
University of Massachusetts Building Authority
Revenue	5.000%	11/1/21 (2)	5,680	6,155
University of Massachusetts Building Authority
Revenue	5.000%	11/1/22 (2)	2,695	2,914
University of Massachusetts Building Authority
Revenue	5.000%	11/1/23 (2)	1,760	1,899
University of Massachusetts Building Authority
Revenue	5.000%	11/1/24 (2)	1,980	2,118
University of Massachusetts Building Authority
Revenue	5.000%	11/1/25 (2)	1,990	2,088

University of Massachusetts Building AuthorityRevenue
	5.000%	11/1/39	4,450	4,528
Worcester MA GO	5.500%	8/15/14 (14)	280	281
Worcester MA GO	5.500%	8/15/15 (14)	240	241
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				978,679
Puerto Rico (1.0%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (14)	5,000	5,066
Puerto Rico GO	5.500%	7/1/19 (2)	2,250	2,130
Puerto Rico Public Finance Corp. Revenue	5.125%	6/1/24 (ETM)	2,155	2,423
				9,619
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,000	1,022

Total Tax-Exempt Municipal Bonds (Cost $1,005,636)				989,320
Total Investments (100.2%) (Cost $1,005,636)				989,320
Other Assets and Liabilities-Net (-0.2%)				(1,982)
Net Assets (100%)				987,338

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $13,367,000, representing 1.4% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2013.

Massachusetts Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At August 31, 2013, the cost of investment securities for tax purposes was $1,006,453,000. Net unrealized depreciation of investment securities for tax purposes was $17,133,000, consisting of unrealized gains of $18,458,000 on securities that had risen in value since their purchase and $35,591,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.